UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------------

Check here if Amendment [  ]; Amendment Number:
                                                 ------
This amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sirios Capital Management, L.P.
          ------------------------------------------
Address:  75 Park Plaza
          ------------------------------------------
          Boston, MA 02116
          ------------------------------------------

13 File Number: 02805369
                --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      John F. Brennan, Jr.
           ----------------------------------------
Title:
           ----------------------------------------
Phone:     617-598-5180
           ----------------------------------------
Signature, Place and Date of Signing:

           /s/ John F. Brennan, Jr.     Boston, MA                  11/13/02
           ----------------------    -----------------------     ------------
             [Signature]               [City, State]                [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1
                                           ----------

Form 13F Information Table Entry Total:           105
                                           ----------

Form 13F Information Table Value Total:      $688,538
                                         ------------
                                           (Thousands)

List of Other Included Managers:

No.                  13F File Number               Name

 01                  02805371                  John F. Brennan, Jr.
----                 -------------             ------------------------------


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                                                          FORM 13F INFORMATION TABLE


       COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4   COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
------------------------------  ---------------  ---------  --------  ----------- ---- --------  --------  -----------------------
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ABBOTT LABS                    COMMON STOCK     002824100     7215   178600 SH       OTHER       1        0       X         0

D ADVANCE AUTO PARTS INC         COMMON STOCK     00751Y106     1055    20000 SH       OTHER       1        0       X         0

D AETNA INC NEW                  COMMON STOCK     00817Y108    17307   483300 SH       OTHER       1        0       X         0

D ALLERGAN INC                   COMMON STOCK     018490102     1599    29400 SH       OTHER       1        0       X         0

D AMDOCS LTD                     ORD              G02602103     2957   462000 SH       OTHER       1        0       X         0

D AMER INTL GROUP INC            COMMON STOCK     026874107    12855   235000 SH       OTHER       1        0       X         0

D AMERISOURCEBERGEN CORP         COMMON STOCK     03073E105    11163   156300 SH       OTHER       1        0       X         0

D AMGEN INC                      COMMON STOCK     031162100     4793   114950 SH       OTHER       1        0       X         0

D ANGIOTECH PHARMACEUTICALS IN   COMMON STOCK     034918102     7631   192800 SH       OTHER       1        0       X         0

D ANNTAYLOR STORES CORP          COMMON STOCK     036115103     6103   265000 SH       OTHER       1        0       X         0

D ANTHEM INC                     COMMON STOCK     03674B104    22848   351500 SH       OTHER       1        0       X         0

D AOL TIME WARNER INC            COMMON STOCK     00184A105      819    70000 SH       OTHER       1        0       X         0

D ARGOSY GAMING                  COMMON STOCK     040228108     5634   245400 SH       OTHER       1        0       X         0

D ASCENTIAL SOFTWARE CORP        COMMON STOCK     04362P108      372   200000 SH       OTHER       1        0       X         0

D BEA SYS INC                    COMMON STOCK     073325102     1295   250000 SH       OTHER       1        0       X         0

D BIG 5 SPORTING GOODS CORP      COMMON STOCK     08915P101      718    70000 SH       OTHER       1        0       X         0

D BOSTON SCIENTIFIC CORP         COMMON STOCK     101137107     1498    47450 SH       OTHER       1        0       X         0

D BOYD GAMING CORP               COMMON STOCK     103304101    14583   781100 SH       OTHER       1        0       X         0

D LOEWS CORP                     CAROLNA GO STK   540424207    15048   800000 SH       OTHER       1        0       X         0

D CEPHALON INC                   COMMON STOCK     156708109      859    21050 SH       OTHER       1        0       X         0

D CHEESECAKE FACTORY INC         COMMON STOCK     163072101      298    10000 SH       OTHER       1        0       X         0

D CLEAR CHANNEL COMMUNICATION S  COMMON STOCK     184502102     1390    40000 SH       OTHER       1        0       X         0

D COMPUTER ASSOC INTL INC        COMMON STOCK     204912109      480    50000 SH       OTHER       1        0       X         0

D COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402     2551   365000 SH       OTHER       1        0       X         0

D COVANCE INC                    COMMON STOCK     222816100      556    28400 SH       OTHER       1        0       X         0

D COX COMMUNICATIONS NEW         CL A             224044107     2705   110000 SH       OTHER       1        0       X         0

D CSK AUTO CORP                  COMMON STOCK     125965103     7114   570000 SH       OTHER       1        0       X         0

D CUMULUS MEDIA INC              CL A             231082108      883    50000 SH       OTHER       1        0       X         0

D CVS CORP                       COMMON STOCK     126650100      634    25000 SH       OTHER       1        0       X         0

D CYTYC CORP                     COMMON STOCK     232946103      529    49350 SH       OTHER       1        0       X         0

D DISNEY WALT CO                 COM DISNEY       254687106     4693   310000 SH       OTHER       1        0       X         0

D DONNELLEY R R & SONS CO        COMMON STOCK     257867101      959    40800 SH       OTHER       1        0       X         0

D ECHOSTAR COMMUNICATIONS NEW    NOTE 4.875% 1/0  278762AD1      760  1000000 SH       OTHER       1        0       X         0

D ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     6665   385250 SH       OTHER       1        0       X         0

D ELECTRONIC DATA SYS NEW        NOTE 10/1        285661AB0      718  1000000 SH       OTHER       1        0       X         0

D EXAR CORP                      COMMON STOCK     300645108     1155   100000 SH       OTHER       1        0       X         0

D EXPRESS SCRIPTS INC            COMMON STOCK     302182100     1325    24300 SH       OTHER       1        0       X         0

D EXXON MOBIL CORP               COMMON STOCK     30231G102     6473   202900 SH       OTHER       1        0       X         0

D FOOT LOCKER INC                COMMON STOCK     344849104      200    20000 SH       OTHER       1        0       X         0

D FEDERAL HOME LN MTG CORP       COMMON STOCK     313400301    66521  1190000 SH       OTHER       1        0       X         0

D GENERAL DYNAMICS CORP          COMMON STOCK     369550108     4067    50000 SH       OTHER       1        0       X         0

D GOLDEN WEST FINL CORP DEL      COMMON STOCK     381317106     6504   104600 SH       OTHER       1        0       X         0

D HARRAHS ENTMT INC              COMMON STOCK     413619107    16874   350000 SH       OTHER       1        0       X         0

D HCA INC                        COMMON STOCK     404119109    18197   382200 SH       OTHER       1        0       X         0

D HERSHEY FOODS CORP             COMMON STOCK     427866108      621    10000 SH       OTHER       1        0       X         0

D HOLLYWOOD CASINO CORP          CL A             436132203    10444   864600 SH       OTHER       1        0       X         0

D HOLLYWOOD ENTMT CORP           COMMON STOCK     436141105    17656  1216000 SH       OTHER       1        0       X         0

D HOT TOPIC INC                  COMMON STOCK     441339108      361    20000 SH       OTHER       1        0       X         0

D IDEC PHARMACEUTICALS  CORP     COMMON STOCK     449370105     7768   187100 SH       OTHER       1        0       X         0

D INTEGRATED DEVICE TECHNOLOGY   COMMON STOCK     458118106     1044   100000 SH       OTHER       1        0       X         0

D INTERMUNE INC                  COMMON STOCK     45884X103     1429    43550 SH       OTHER       1        0       X         0

D JOHNSON & JOHNSON              COMMON STOCK     478160104     1330    24600 SH       OTHER       1        0       X         0

D KELLOGG CO                     COMMON STOCK     487836108     4156   125000 SH       OTHER       1        0       X         0

D KIMBERLY CLARK CORP            COMMON STOCK     494368103      850    15000 SH       OTHER       1        0       X         0

D KROGER CO                      COMMON STOCK     501044101     5076   360000 SH       OTHER       1        0       X         0

D LENNAR CORP                    DBCV 7/2         526057AA2      376   500000 SH       OTHER       1        0       X         0

D LIFEPOINT HOSPITALS INC        COMMON STOCK     53219L109    19249   617200 SH       OTHER       1        0       X         0

D LIMITED BRANDS INC             COMMON STOCK     532716107      574    40000 SH       OTHER       1        0       X         0

D LINENS N THINGS INC            COMMON STOCK     535679104     1194    65000 SH       OTHER       1        0       X         0

D MAGNA ENTMT CORP               CL A             559211107     1360   250000 SH       OTHER       1        0       X         0

D MARTHA STEWART LIVING OMNIME   CL A             573083102      467    66700 SH       OTHER       1        0       X         0

D MCDONALDS CORP                 COMMON STOCK     580135101     4415   250000 SH       OTHER       1        0       X         0

D MONARCH CASINO & RESORT INC    COMMON STOCK     609027107     1465   110000 SH       OTHER       1        0       X         0

D NASDAQ 100 TR                  UNIT SER 1       631100104    10516   507550 SH       OTHER       1        0       X         0

D NETEGRITY INC                  COMMON STOCK     64110P107      618   300000 SH       OTHER       1        0       X         0

D NETIQ CORP                     COMMON STOCK     64115P102     1450   100000 SH       OTHER       1        0       X         0

D NEXTEL COMMUNICATIONS INC      NOTE 6.000% 6/0  65332VBC6     5049  7000000 SH       OTHER       1        0       X         0

D NEXTEL COMMUNICATIONS INC      NOTE 5.250% 1/1  65332VAY9      879  1300000 SH       OTHER       1        0       X         0

D NOKIA CORP NEW                 SPONSORED ADR    654902204     3048   230000 SH       OTHER       1        0       X         0

D NORTEL NETWORKS CORP NEW       NOTE 4.250% 9/0  656568AB8      187   650000 SH       OTHER       1        0       X         0

D NORTHROP GRUMMAN CORP          COMMON STOCK     666807102    26172   211000 SH       OTHER       1        0       X         0

D OFFICE DEPOT INC               COMMON STOCK     676220106      717    58100 SH       OTHER       1        0       X         0

D OPENWAVE SYS INC               COMMON STOCK     683718100      496   800000 SH       OTHER       1        0       X         0

D PACIFIC SUNWEAR CALIF INC      COMMON STOCK     694873100      407    20000 SH       OTHER       1        0       X         0

D PEPSI BOTTLING GROUP INC       COMMON STOCK     713409100      468    20000 SH       OTHER       1        0       X         0

D PEPSICO INC                    COMMON STOCK     713448108     7205   195000 SH       OTHER       1        0       X         0

D PFIZER INC                     COMMON STOCK     717081103    28720   989650 SH       OTHER       1        0       X         0

D PHARMACEUTICAL RES GROUP INC   COMMON STOCK     717125108     2927   104600 SH       OTHER       1        0       X         0

D PNC FINL SVCS GROUP INC        COMMON STOCK     693475105     3163    75000 SH       OTHER       1        0       X         0

D RARE HOSPITALITY INTL INC      COMMON STOCK     753820109      703    30000 SH       OTHER       1        0       X         0

D REEBOK INTL LTD                COMMON STOCK     758110100      752    30000 SH       OTHER       1        0       X         0

D ROYAL DUTCH PETE CO            NY REG EUR .56   780257804     4017   100000 SH       OTHER       1        0       X         0

D SPDR TR                        UNIT SER 1       78462F103      245     3000 SH       OTHER       1        0       X         0

D SCIOS INC                      COMMON STOCK     808905103      467    18350 SH       OTHER       1        0       X         0

D SCRIPPS CO E W OHIO            CL A             811054204    26220   378350 SH       OTHER       1        0       X         0

D SOLECTRON CORP                 NOTE 11/2        834182AL1     2916  7200000 SH       OTHER       1        0       X         0

D SUN MICROSYSTEMS INC           COMMON STOCK     866810104      518   200000 SH       OTHER       1        0       X         0

D TALBOTS INC                    COMMON STOCK     874161102      280    10000 SH       OTHER       1        0       X         0

D TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      670    10000 SH       OTHER       1        0       X         0

D TOYS R US INC                  COMMON STOCK     892335100     1018   100000 SH       OTHER       1        0       X         0

D TRANSKARYOTIC THERAPIES INC    COMMON STOCK     893735100      431    13300 SH       OTHER       1        0       X         0

D TRAVELERS PPTY CAS CORP NEW    CL B             89420G406    21580  1595000 SH       OTHER       1        0       X         0

D TRIMERIS INC                   COMMON STOCK     896263100      542    12150 SH       OTHER       1        0       X         0

D UNITED STATES STL CORP NEW     COMMON STOCK     912909108    12191  1050000 SH       OTHER       1        0       X         0

D UNIVERSAL HLTH SVCS INC CL B   COMMON STOCK     913903100    16949   331350 SH       OTHER       1        0       X         0

D VERSICOR INC                   COMMON STOCK     925314106      191    22450 SH       OTHER       1        0       X         0

D VIACOM INC                     CL B             925524308    18408   453950 SH       OTHER       1        0       X         0

D VIVENDI UNIVERSAL              SPON ADR NEW     92851S204      342    30000 SH       OTHER       1        0       X         0

D WELLPOINT HEALTH NETWORK NEW   COMMON STOCK     94973H108    30643   418050 SH       OTHER       1        0       X         0

D WENDYS INTL INC                COMMON STOCK     950590109      331    10000 SH       OTHER       1        0       X         0

D WESTERN WIRELESS CORP          CL A             95988E204    17280  6400000 SH       OTHER       1        0       X         0

D WESTWOOD ONE INC               COMMON STOCK     961815107    14658   410000 SH       OTHER       1        0       X         0

D XL CAP LTD                     CL A             G98255105    14700   200000 SH       OTHER       1        0       X         0

D YUM BRANDS INC                 COMMON STOCK     988498101      970    35000 SH       OTHER       1        0       X         0

D ZIMMER HLDGS INC               COMMON STOCK     98956P102    41056  1070850 SH       OTHER       1        0       X         0

S REPORT SUMMARY                 105 DATA RECORDS             688538        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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